Cash and cash equivalents (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Total cash and cash equivalents	₽ 47,382	₽ 42,101	₽ 40,966	₽ 18,435
Gross carrying amount
Cash and cash equivalents
Correspondent accounts with Central Bank of Russia (CBR)	3,467	3,261
Cash with banks and on hand	9,089	7,317
Short-term CBR deposits	32,800	30,500
Other short-term bank deposits	2,028	1,025
Expected credit loss allowance / Impairment
Cash and cash equivalents
Total cash and cash equivalents	₽ (2)	₽ (2)